PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
Property and equipment consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Buildings	263,392	576,467
Office equipment	40,288	24,892
Motor vehicles	1,531	1,408
Leasehold improvement	21,627	16,244
Land	37,421	50,731

Total	364,259	669,742
Less: Accumulated depreciation	(62,759)	(78,187)

Construction in progress	18,397	30,590

	319,897	622,145

Capitalized Interest Cost
The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	As of December 31,
	2016	2017
	US$	US$

Interest cost capitalized	-	756
Interest cost charged against income	20,791	16,153
Total interest cost incurred	20,791	16,909